International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2018
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows

(Parent Company Only)

Years ended December 31, 2018, 2017 and 2016

(Dollars in Thousands)

	2018	2017	2016
Operating activities:
Net income	$215,931	$157,436	$133,932
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net	—	(23)	—
Unrealized loss on equity securities with readily determinable fair values	330	—	—
Impairment charges on available for sale securities	—	—	112
Stock compensation expense	1,035	903	1,082
(Decrease) increase in other liabilities	(1,479)	(3,453)	3,901
Equity in undistributed net income of subsidiaries	(111,135)	(93,674)	(48,833)
Net cash provided by operating activities	104,682	61,189	90,194
Investing activities:
Principal collected on mortgage-backed securities	—	6,328	1,105
Net decrease in notes receivable	—	—	99
Increase in other assets and other investments	(7,891)	(25,348)	(27,834)
Net cash used in investing activities	(7,891)	(19,020)	(26,630)
Financing activities:
Redemption of long-term debt	—	—	(1,000)
Proceeds from stock transactions	1,522	1,455	549
Payments of cash dividends - common	(49,599)	(43,594)	(39,569)
Repurchase of outstanding common stock warrant	(29,005)	—	—
Purchase of treasury stock	(19,042)	(187)	(7,966)
Net cash used in financing activities	(96,124)	(42,326)	(47,986)
Increase (decrease) in cash	667	(157)	15,578
Cash at beginning of year	18,398	18,555	2,977
Cash at end of year	$19,065	$18,398	$18,555